Average Annual Total Returns - Xtrackers MSCI Europe Hedged Equity ETF	Xtrackers MSCI Europe Hedged Equity ETF before tax Inception Date	Xtrackers MSCI Europe Hedged Equity ETF before tax 1 Year	Xtrackers MSCI Europe Hedged Equity ETF before tax 5 Years	Xtrackers MSCI Europe Hedged Equity ETF before tax Since Inception	Xtrackers MSCI Europe Hedged Equity ETF After tax on distributions 1 Year	Xtrackers MSCI Europe Hedged Equity ETF After tax on distributions 5 Years	Xtrackers MSCI Europe Hedged Equity ETF After tax on distributions Since Inception	Xtrackers MSCI Europe Hedged Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers MSCI Europe Hedged Equity ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers MSCI Europe Hedged Equity ETF After tax on distributions and sale of fund shares Since Inception	MSCI Europe US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI Europe US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI Europe US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes) Since Inception	MSCI Europe Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI Europe Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI Europe Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Oct. 01, 2013	(0.52%)	7.42%	7.12%	(0.96%)	6.30%	5.80%	0.22%	5.61%	5.25%	(0.39%)	7.72%	7.44%	5.38%	6.78%	4.38%